Condensed Consolidated Statements of Changes in Stockholder’s Equity (Unaudited) - USD ($)	$0.001 Par Value Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 16, 2021
Balance (in Shares) at Feb. 16, 2021
Capital Contributions	$ 1	2,029,733		2,029,734
Capital Contributions (in Shares)	1,000
Net Loss			(485,747)	(485,747)
Balance at Dec. 31, 2021	$ 1	2,029,733	(485,747)	1,543,987
Balance (in Shares) at Dec. 31, 2021	1,000
Capital Contributions		2,120,596		2,120,596
Net Loss			(1,486,922)	(1,486,922)
Balance at Sep. 30, 2022	$ 1	4,150,329	(1,972,669)	2,177,661
Balance (in Shares) at Sep. 30, 2022	1,000
Balance at Dec. 31, 2021	$ 1	2,029,733	(485,747)	1,543,987
Balance (in Shares) at Dec. 31, 2021	1,000
Capital Contributions		3,065,612		3,065,612
Net Loss			(2,444,259)	(2,444,259)
Balance at Dec. 31, 2022	$ 1	5,095,345	(2,930,006)	2,165,340
Balance (in Shares) at Dec. 31, 2022	1,000
Balance at Jun. 30, 2022	$ 1	4,150,329	(1,483,714)	2,666,616
Balance (in Shares) at Jun. 30, 2022	1,000
Net Loss			(488,955)	(488,955)
Balance at Sep. 30, 2022	$ 1	4,150,329	(1,972,669)	2,177,661
Balance (in Shares) at Sep. 30, 2022	1,000
Balance at Dec. 31, 2022	$ 1	5,095,345	(2,930,006)	2,165,340
Balance (in Shares) at Dec. 31, 2022	1,000
Capital Contributions		959,384		959,384
Issuance of common stock	$ 9,999	(9,999)
Issuance of common stock (in Shares)	9,999,000
Forgiveness of due to affiliate		4,000,000		4,000,000
Net Loss			(2,615,965)	(2,615,965)
Balance at Sep. 30, 2023	$ 10,000	10,044,730	(5,545,971)	4,508,759
Balance (in Shares) at Sep. 30, 2023	10,000,000
Balance at Jun. 30, 2023	$ 1	6,054,729	(4,622,428)	1,432,302
Balance (in Shares) at Jun. 30, 2023	1,000
Issuance of common stock	$ 9,999	(9,999)
Issuance of common stock (in Shares)	9,999,000
Forgiveness of due to affiliate		4,000,000		4,000,000
Net Loss			(923,543)	(923,543)
Balance at Sep. 30, 2023	$ 10,000	$ 10,044,730	$ (5,545,971)	$ 4,508,759
Balance (in Shares) at Sep. 30, 2023	10,000,000